CONTINGENCIES (Narrative) (Details) - USD ($)			1 Months Ended		2 Months Ended	12 Months Ended
	Apr. 02, 2024	Nov. 08, 2019	Jan. 20, 2021	Apr. 29, 2019	Mar. 31, 2024	Jan. 31, 2024
Loss Contingencies [Line Items]
Attorney's fees	$ 108,876		$ 68,195		$ 110,240	$ 892,733
Damages awarded to company			1,252
Statutory prevailing party fee			$ 640
Interest rate on unpaid judgment			9.00%
Damages alleged against company		$ 2,774,177
Oregon Action [Member] | Settled Litigation [Member]
Loss Contingencies [Line Items]
Damages alleged against company				$ 612,500